File No. 333-129005
                                         Filed pursuant to Rule 497(e) under the
                                                          Securities Act of 1933



                                                               September 9, 2009

              Supplement to the December 31, 2008 Class A, Class B
                and Class C Shares Prospectus and Class Y Shares
                       Prospectus, as may be amended, for

                           Pioneer Research Value Fund

Effective April 1, 2009, Pioneer Research Value Fund was renamed Pioneer Disciplined Value Fund. All references to Pioneer Research Value Fund throughout this prospectus are replaced with Pioneer Disciplined Value Fund.

The fund does not currently offer Class B shares. The fund may offer Class B shares in the future.


                                                                   22974-01-0909
                                        (C) 2009 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC